Accounts Receivable, Net (Details) - Schedule of accounts receivable - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Schedule of accounts receivable [Abstract]
Accounts receivable	$ 6,575,198	$ 7,679,722
Less: allowance for credit losses	(1,067,336)	(740,370)
Accounts receivable, net	$ 5,507,862	$ 6,939,352